INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
INTEREST INCOME
Margin financing	$ 1,588,569		$ 1,720,473	$ 497,975
Bank deposits	986,387		197,390	208,556
Bridge loan	135,733		1,872	1,078
Securities lending	499,745		397,505	73,792
IPO financing	2,341		200,567	184,226
Other financing	1,552		391
Total	$ 3,214,327	$ 412,014	$ 2,518,198	$ 965,627